TOUCHSTONE STRATEGIC TRUST
Touchstone International Equity Fund (the “Fund”)
Supplement dated February 20, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated October 27, 2023
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Change in Name, Sub-Adviser, Investment Goal, Benchmark and Investment Strategy and Reduction in Expenses of the Fund
At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 15, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about April 30, 2024 (the “Effective Date”): a name change for the Fund to the Touchstone International Value Fund, the appointment of LSV Asset Management (“LSV”) as sub-adviser to the Fund, and the changes to the Fund's investment goal and principal investment strategies as detailed herein (together, the “Updates”). Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani, Greg Sleight and Guy Lakonishok, each of LSV, will serve as the Fund's portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.
The Updates were proposed to and approved by the Board in advance of the pending retirement of the Fund’s portfolio manager from the Fund’s current sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”) on or about April 30, 2024. Accordingly, on the Effective Date, all references to Fort Washington, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with LSV and all references to the Touchstone International Equity Fund will be deleted and replaced with Touchstone International Value Fund. As the sub-adviser, LSV will make investment decisions for the Fund and will also ensure compliance with the Fund's investment policies and guidelines. As of December 31, 2023, LSV managed approximately $96 billion in assets.
The following changes to the Fund's investment goal, 80% investment policy, principal investment strategies and benchmark will be made in connection with the Updates, which will take effect on the Effective Date:
	Current:	New (upon Effective Date):
Investment Goal:	Seeks growth of capital.	Seeks long-term growth of capital.
80% Investment	The Fund normally invests at least 80% of its assets in equity	The Fund will invest, under normal circumstances, at least 80% of its

	Current:	New (upon Effective Date):
Policy:	securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.
assets in value securities. For
purposes of this non-fundamental
policy, the sub-adviser considers
“value” securities to be those
issued by companies whose
securities, in accordance with the
sub-adviser’s proprietary
quantitative investment
methodology described below,
are out-of-favor (undervalued) in
the marketplace at the time of
purchase in light of factors such as
the company’s earnings, book
value, revenues or cash flow. The
Fund’s 80% policy is a
non-fundamental investment
policy that can be changed by the
Fund upon 60 days’ prior written
notice to shareholders.

Principal Investment Strategies:
The Fund invests primarily in
common stocks of companies
located in or that conduct their
business mainly in one or more
foreign countries, which may
include emerging markets. The
Fund will normally be invested in
ten or more foreign countries and
may invest up to 40% of its assets
in any one country if Fort
Washington Investment Advisors,
Inc., the Fund’s sub-adviser (“Fort
Washington”), feels that economic
and business conditions make it
appropriate to do so. The Fund
focuses its investments on
developed foreign countries, but
may invest up to 25% of its total
assets in emerging markets. It
normally will have substantial
investments in European
countries. Normally, at least 75%
of the Fund’s total assets are
invested in securities of non-U.S.
issuers selected by Fort
Washington mainly for their
long-term capital growth

The Fund invests primarily in
equity securities of companies in
non-U.S. developed and emerging
market countries. The equity
securities in which the Fund
invests are mainly common
stocks, but may also include
American Depositary Receipts
(“ADRs”) and Global Depositary
Receipts (“GDRs” and, together
with ADRs, “Depositary Receipts”).
Depositary Receipts are
certificates issued by a bank or
trust company that represent
ownership of shares of a foreign
issuer and generally trade on an
established market, in the United
States or elsewhere. Although the
Fund may invest in securities of
companies of any size, the Fund
generally invests in companies
with market capitalizations of $20
million or more at the time of
purchase. The Fund considers a
company to be a non-U.S.
company if (i) the company’s
primary issue trades on a non-U.S.

	Current:	New (upon Effective Date):

prospects. The remaining 25%
may be invested in companies
organized in the United States
that have at least 50% of their
assets and/or revenues outside
the United States. The Fund also
expects to purchase American
Depositary Receipts (“ADRs”) and
Global Depositary Receipts
(“GDRs”) in bearer form, which are
designed for use in non-U.S.
securities markets.Fort
Washington employs a
fundamental, bottom up
approach to building the Fund’s
international equity portfolio. The
process starts with a regular
quantitative screening in order to
narrow the investable universe,
which seeks to identify businesses
with high returns on capital,
operating margins, and strong
cash flow generation. Stocks are
then analyzed based on the
following five fundamental
factors: business quality, valuation,
growth, management, and
balance sheet strength. The Fund
generally may sell a security when
there is a deterioration of one or
more of the five factors described
above or when the portfolio
manager identifies a more
favorable investment opportunity.
The Fund may also sell a security
to meet redemptions or for tax
management purposes.

exchange; or (ii) the company is
organized, maintains its principal
place of business, or primarily
generates its revenues outside of
the United States. In selecting
securities for the Fund, LSV Asset
Management, the Fund’s
sub-adviser (“LSV”), focuses on
companies whose securities, in
LSV’s opinion, are out-of-favor
(undervalued) in the marketplace
at the time of purchase in light of
factors such as the company’s
earnings, book value, revenues or
cash flow, but show signs of
recent improvement. LSV uses a
quantitative investment model to
make investment decisions for the
Fund. Any investment decisions
are generally made based on
whether a buy or sell signal is
received from the quantitative
investment model. The
investment model ranks securities
based on fundamental measures
of value (such as the price-to-
earnings ratio) and indicators of
near-term appreciation potential
(such as recent price
appreciation). The investment
model selects stocks to buy from
the higher-ranked stocks and
selects stocks to sell from those
whose rankings have decreased,
subject to overall risk controls.

Benchmark:	MSCI EAFE Index	MSCI All Country World Ex-U.S. Index
The Fund's current sub-adviser, Fort Washington, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risks will be added: Quantitative Strategy Risk and Value Investing Risk. These risk factors will be set forth in an updated summary prospectus and prospectus for the Fund.

Reduction in Expense Limitation for the Fund’s Shares Classes
Additionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least April 30, 2025. The Fund’s current contractual expense limitation is 1.36%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.
* * * * *
Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-54BB-TST-SWRLX-S1-2402